Warrant Liability and Earnout Shares Liability - Schedule for the Targets and Number of Earnout Shares Issuable (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Ordinary Share Price Target	$ 13.00	$ 12.00
Minimum [Member]
EBITDA Target	$ 35,000	$ 30,000
Number of Earnout Shares	875,000	416,667
Maximum [Member]
EBITDA Target	$ 40,000	$ 36,000
Number of Earnout Shares	1,000,000	500,000
Fiscal year ending 12/31/14 [Member]
Ordinary Share Price Target	$ 12.00
Fiscal year ending 12/31/14 [Member] | Minimum [Member]
EBITDA Target	$ 30,000
Number of Earnout Shares	416,667
Fiscal year ending 12/31/14 [Member] | Maximum [Member]
EBITDA Target	$ 36,000
Number of Earnout Shares	500,000
Fiscal year ending 12/31/15 [Member]
Ordinary Share Price Target	$ 13.00
Fiscal year ending 12/31/15 [Member] | Minimum [Member]
EBITDA Target	$ 35,000
Number of Earnout Shares	875,000
Fiscal year ending 12/31/15 [Member] | Maximum [Member]
EBITDA Target	$ 40,000
Number of Earnout Shares	1,000,000
Fiscal year ending 12/31/16 [Member]
Ordinary Share Price Target	$ 15.00
Fiscal year ending 12/31/16 [Member] | Minimum [Member]
EBITDA Target	$ 40,000
Number of Earnout Shares	1,333,333
Fiscal year ending 12/31/16 [Member] | Maximum [Member]
EBITDA Target	$ 45,000
Number of Earnout Shares	1,500,000